Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 36,468,332
Rollover contributions	3,925,828
Employer contributions	2,205,331
Total contributions	42,599,491
Investment income:
Net appreciation in fair value of investments	57,101,270
Interest and dividends	12,174,124
Total investment income	69,275,394
Other income:
Interest on notes receivable from participants	208,796
Total additions to net assets	112,083,681
DEDUCTIONS:
Distributions to participants	34,935,935
Administrative expenses	687,474
Total deductions	35,623,409
NET INCREASE IN ASSETS BEFORE TRANSFERS	76,460,272
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	441,907,924
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 518,368,196